INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Jun. 30, 2018
AVAILABLE FOR SALE
Amortized Cost		$ 132,673	$ 128,824
Gross Unrealized Gains		390	215
Gross Unrealized Losses		(283)	(228)
Fair Value		132,780	128,811
HELD TO MATURITY
Amortized Cost		3,995	6,181
Gross Unrealized Gains		85	13
Gross Unrealized Losses			(69)
Total		4,080	6,125
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost		104,760	104,316
Gross Unrealized Gains		355	204
Gross Unrealized Losses		(207)	(181)
Fair Value		104,908	104,339
HELD TO MATURITY
Amortized Cost			1,061
Gross Unrealized Gains			13
Gross Unrealized Losses
Total			1,074
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	[1]	26,583	22,878
Gross Unrealized Gains	[1]	35	11
Gross Unrealized Losses	[1]	(75)	(38)
Fair Value	[1]	26,543	22,851
Obligations of States and Political Subdivisions [Member]
AVAILABLE FOR SALE
Amortized Cost		1,330	1,630
Gross Unrealized Gains
Gross Unrealized Losses		(1)	(9)
Fair Value		1,329	1,621
HELD TO MATURITY
Amortized Cost		3,995	4,495
Gross Unrealized Gains		85
Gross Unrealized Losses			(68)
Total		$ 4,080	4,427
U.S. Government Agency Securities [Member]
HELD TO MATURITY
Amortized Cost			625
Gross Unrealized Gains
Gross Unrealized Losses			(1)
Total			$ 624

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.